Fair value measurements and valuation processes - additional information (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
At fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings	£ 36,945	£ 37,170	£ 39,491
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	361	514	506
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 200	£ 186	£ 120